NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2014
NOTES PAYABLE - BANKS [Abstract]
NOTES PAYABLE - BANKS

NOTE 6 – NOTES PAYABLE – BANKS

United States

The Company is a party to a credit facility with an independent lender, which provided it with up to $10,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company's $3,500 in cash collateral plus (iv) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder (see note 8). Borrowings under the credit facility were secured by the Company's accounts receivable, unbilled receivables, equipment, cash, a $3,500 certificate of deposit, and the $1,000 letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

Borrowings made under the credit facility bore interest, which was payable monthly, at LIBOR (subject to a floor of 1.75%) plus 4.5% per annum (6.25% as of December 31, 2014).

In June 2014, the Company amended the credit facility to decrease the maximum borrowing capacity to $6,500 and amend existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio. The borrowing base limitation was also amended and is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder. In addition, as part of the amendment, the Company's $3,500 cash collateral was released and used to reduce outstanding borrowings under the credit facility. The credit facility expires in June 2016.

The Company's weighted average interest rate in the United States during the years ended December 31, 2014, 2013 and 2012 is 6.02%, 6.25% and 6.25% respectively.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of December 31, 2014 and 2013, the Company had approximately $5,285 and $8,935, respectively, outstanding under line of credit arrangements. As of December 31, 2014 and 2013, the Company had $24, and $281, respectively, in unused borrowing capacity under the line of credit facility.

Europe

The Company was a party to a credit facility with a commercial bank to provide it with up to €500 ($608 as of December 31, 2014) in borrowings. Borrowings under the line of credit arrangement bore interest, which was payable monthly, at 6% per annum.  The line of credit arrangement was secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. In June 2013, the interest rate on the credit arrangement was amended to LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, payable quarterly. In addition, the maximum borrowing capacity under the line of credit was increased to €800 ($972 as of December 31, 2014) during the months of April 2014 to September 2014 and the expiration date was extended to December 31, 2014. As of December 31, 2014, the Company didn't have any outstanding borrowings under the line of credit. The credit facility expired on December 31, 2014.

In June 2013, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €1,100 ($1,337 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly. The borrowing capacity under the credit facility is reduced by €100 every quarter, starting December 31, 2013. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. The line of credit expires on December 31, 2015. As of December 31, 2014 and 2013, the Company had €600 and €1,000 ($729 and $1,377 as of December 31, 2014 and 2013, respectively) in outstanding borrowings under the line of credit arrangement (see Note 17).

In January 2014, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €800 ($972 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly. The borrowing capacity under the credit facility is reduced by €80 every quarter, starting July 1, 2014. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. The line of credit expires on September 30, 2016. As of December 31, 2014, the Company had €640 ($778 as of December 31, 2014) in outstanding borrowings under the line of credit arrangement (see Note 17).

In February 2014, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €600 ($729 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly. The borrowing capacity under the credit facility is reduced by €200 every quarter, starting June 30, 2014. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. The credit facility expired on December 31, 2014.

In March 2014, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €1,100 ($1,337 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly. The borrowing capacity under the credit facility is reduced by €100 every quarter, starting June 30, 2014. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. The line of credit expires on December 31, 2016. As of December 31, 2014, the Company had €800 ($972 as of December 31, 2014) in outstanding borrowings under the line of credit arrangement (see note 17).

In August 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €500 ($608 as of December 31, 2014) in borrowings. Borrowings under this arrangement bore interest at 3.5% per annum, which was payable on August 1, 2014, the original maturity date of the arrangement. In July 2014, the line of credit arrangement was extended until August 1, 2015.

The line of credit is secured by a bank guarantee provided by an entity related to the Company's main shareholder as well as a guarantee from another bank. As of December 31, 2014 and 2013 the Company had €500 ($608 and $689 as of December 31, 2014 and 2013, respectively) in outstanding borrowings under the line of credit arrangement.

In November 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €1,200 ($1,458 as of December 31, 2014) in borrowings. Borrowings under the line of credit arrangement bear interest at 1.2% per annum, which is payable quarterly. The line of credit is secured by a guarantee provided by an entity related to the Company's main shareholder. The line of credit was originally set to expire on May 26, 2014 and was extended until July 31, 2015. In June 2014, the borrowing capacity under the line of credit was increased up to €1,508 ($1,833 as of December 31, 2014). As of December 31, 2014 and 2013, the Company had €1,358 and €1,200 ($1,650 and $1,652 as of December 31, 2014 and 2013, respectively) in outstanding borrowings under the line of credit arrangement.

The Company's weighted average interest rate in Europe during the years ended December 31, 2014, 2013 and 2012 is 3.5%, 3.7% and 6%, respectively.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.